Income Tax	12 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Income tax

Note 11. Income tax

British Virgin Islands

The Company was incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the British Virgin Islands.

Hong Kong

BU Creation and BU Workshop were incorporated in Hong Kong and subject to the Hong Kong corporate income tax rate of 16.5% on income derived from Hong Kong.

The components of the income tax provision were as follows:

	For the years ended June 30,
	2025	2024	2023
Current income tax expense	212,115	129,456	22,319
Deferred income tax expense (benefit)	695	(669)	8,964
Total income tax expenses	$212,810	$128,787	$31,283

A reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes was as follows:

	For the years ended June 30,
	2025	2024	2023
Income before income tax	$1,012,147	$1,009,004	$361,815
Hong Kong income tax statutory rate	16.5%	16.5%	16.5%
Income tax at statutory rate	167,004	166,486	59,699
Preferential tax rate*	(23,842)	(37,139)	(26,135)
Utilization of tax losses carried forward from prior year	—	—	(8,973)
Non-deductible expense	67,197	—	—
Permanent differences	2,451	(560)	6,692
Income tax expenses	$212,810	$128,787	$31,283

*	With effective from April 1, 2018, the provision for Hong Kong current tax is based on a preferential rate of 8.25% on the first approximately $255,000 (HKD2,000,000) of the assessable income as determined in accordance with the relevant income tax rules and regulations of Hong Kong. In addition, each entity was entitled to a 100% waiver of the profit tax subject to a ceiling of HKD1,500 (approximately $190), HKD3,000 (approximately $380) and HKD6,000 (approximately $760) for the taxable years of 2025, 2024 and 2023, respectively.

Deferred tax assets net of deferred tax liabilities at June 30, 2025 and 2024 were $123 and $818, respectively. These deferred tax assets reflect the tax effect of temporary differences between the book and taxable income related to the lease expense and capital allowance claimed in Hong Kong, where the Company operates.

Deferred tax assets and liabilities are comprised of the following:

	As of June 30,
	2025	2024
Deferred tax assets:
Operating lease liabilities	$7,067	$19,388
Total deferred tax assets	$7,067	$19,388
Deferred tax liabilities:
Right of use assets – operating lease	$(6,944)	$(18,570)
Total deferred tax liabilities	$(6,944)	$(18,570)
Deferred tax assets, net	$123	$818